Related Party Transactions - Additional Information (Detail) - EUR (€)							12 Months Ended
	Dec. 23, 2019	May 17, 2019	May 18, 2018	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Proportion of voting rights held by related party	32.60%
Shares held in the entity							38,210	48,210
Shares held in the entity that do not exceed the total of outstanding share capital, percentage							1.00%
Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Fixed Compensation Amount							€ 26,400,000	€ 21,500,000	€ 19,400,000
severance payment [Member] | Key Management [Member]
Disclosure of transactions between related parties [Line Items]
Fixed Compensation Amount							€ 717,000
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	13,227,120	1,773,680	1,489,200	13,042,592	13,042,612	1,979,260
Proportion of value weight average price of common shares of 5 trading days	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Number of shares repurchased, value	€ 1,384,046			€ 1,725,169
Number of trading days	5 days			5 days
Proportion of voting rights held by related party				32.60%
Alex Wynaendts [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							544,914	494,779
Matt Rider [member]
Disclosure of transactions between related parties [Line Items]
Shares held in the entity							42,972	20,462